Document and Entity Information	Feb. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2024
Entity File Number	0-16255
Entity Registrant Name	Johnson Outdoors Inc.
Entity Central Index Key	0000788329
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-1536083
Entity Address, Address Line One	555 Main Street
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403
City Area Code	262
Local Phone Number	631-6600
Title of 12(b) Security	Class A Common Stock, $.05 par value per share
Trading Symbol	JOUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false